Revenues	12 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Revenues

Note 3 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the consideration to which the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2023	2024	2025
	SGD	SGD	SGD	USD
Software development service	4,532,571	685,820	3,010,817	2,367,181
Consulting and technical support services	133,100	—	—	—
Product sales	356,400	—	—	—
Total revenues	5,022,071	685,820	3,010,817	2,367,181

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2023	2024	2025
	SGD	SGD	SGD	USD
Services and deliverables transferred at a point in time	356,400	—	—	—
Services and deliverables transferred over time	4,665,671	685,820	3,010,817	2,367,181
Total revenues	5,022,071	685,820	3,010,817	2,367,181

The Company elected to utilize practical expedients to exclude from this disclosure the remaining performance obligations that have an original expected duration of one year or less.